Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accrued Expenses and Other Current Liabilities
Schedule of Accrued Expenses and Other Current Liabilities

	March 31,	December 31,
($in thousands)	2021	2020
Accrued compensation and related expenses	$2,735	$1,948
Accrued operating expenses	9,508	7,006
Accrued marketing expenses	19,942	12,093
Jackpot liability	1,052	721
Income tax payable	2,674	1,983
Other	1,930	2,244
Total accrued expenses and other current liabilities	$37,841	$25,995

	December 31,
	2020	2019
($ in thousands)
Accrued compensation and related expenses	$2,821	$530
Accrued operating expenses	7,006	3,422
Accrued marketing expenses	12,093	5,396
Income tax payable	1,983	13
Other	2,092	309
Total accrued expenses and other current liabilities	$25,995	$9,670